UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-3097

Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)

Core Alternative ETF
CCOR (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Core Alternative ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.corealtfunds.com/fund. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Alternative ETF	$67	1.32%
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$122,572,029
Number of Holdings	41
Portfolio Turnover	5%
30-Day SEC Yield	1.38%
Visit https://www.corealtfunds.com/fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top 10 Issuers	(%)
Fiserv, Inc.	3.2%
Morgan Stanley	3.2%
Microsoft Corp.	3.1%
Air Products & Chemicals, Inc.	3.1%
Alphabet, Inc.	3.1%
Southern Co.	3.0%
UnitedHealth Group, Inc.	3.0%
Waste Management, Inc.	2.9%
Walmart, Inc.	2.9%
Paychex, Inc.	2.9%

Top Sectors	(%)
Technology	19.7%
Consumer, Non-cyclical	19.7%
Financial	16.7%
Industrial	11.1%
Consumer, Cyclical	9.6%
Utilities	5.7%
Communications	5.4%
Energy	5.3%
Basic Materials	4.3%
Cash & Other	2.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.corealtfunds.com/fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Core Alternative Capital documents not be householded, please contact Core Alternative Capital at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Core Alternative Capital or your financial intermediary.
Core Alternative ETF	PAGE 1	TSR-SAR-53656F847

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Core Alternative ETF (CCOR)
Semi-Annual Financial Statements and Other Information
October 31, 2024 (Unaudited)

TABLE OF CONTENTS (Unaudited)

Core Alternative ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.9%
Basic Materials - 4.3%
Air Products & Chemicals, Inc.	12,089	$3,753,997
Mosaic Co.	57,736	1,545,016
		5,299,013
Communications - 5.4%
Alphabet, Inc. - Class A	21,934	3,753,127
FactSet Research Systems, Inc.	6,171	2,802,004
		6,555,131
Consumer, Cyclical - 9.6%
Genuine Parts Co.	21,139	2,424,643
McDonald’s Corp.	10,787	3,150,990
Starbucks Corp.	27,298	2,667,015
Walmart, Inc.	43,425	3,558,679
		11,801,327
Consumer, Non-cyclical - 19.7%
Amgen, Inc.	10,616	3,398,819
Diageo PLC - ADR	18,706	2,322,537
Eli Lilly & Co.	3,300	2,738,142
Johnson & Johnson	21,662	3,462,887
Merck & Co., Inc.	24,876	2,545,312
PepsiCo, Inc.	17,475	2,902,248
Procter & Gamble Co.	19,071	3,150,148
UnitedHealth Group, Inc.	6,427	3,628,041
		24,148,134
Energy - 5.3%
Chevron Corp.	20,320	3,024,022
Exxon Mobil Corp.	30,043	3,508,422
		6,532,444
Financial - 14.1%
Aflac, Inc.	32,263	3,380,840
Chubb Ltd.	12,249	3,459,607
CME Group, Inc.	13,450	3,031,092
JPMorgan Chase & Co.	15,330	3,402,034
Morgan Stanley	33,860	3,936,225
		17,209,798
Industrial - 11.1%
Emerson Electric Co.	29,641	3,209,231
Lockheed Martin Corp.	6,288	3,433,562
Norfolk Southern Corp.	13,246	3,317,196
Waste Management, Inc.	16,526	3,567,137
		13,527,126

The accompanying notes are an integral part of these financial statements.

1

Core Alternative ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - 19.7%
Accenture PLC - Class A	8,763	$3,021,658
Advanced Micro Devices, Inc.(a)	11,205	1,614,304
Apple, Inc.	12,528	2,830,201
Broadridge Financial Solutions, Inc.	14,636	3,086,147
Fiserv, Inc.(a)	20,046	3,967,103
Microsoft Corp.	9,489	3,855,855
NXP Semiconductors NV	9,612	2,254,014
Paychex, Inc.	25,387	3,537,171
		24,166,453
Utilities - 5.7%
NextEra Energy, Inc.	42,482	3,366,699
Southern Co.	39,882	3,630,458
		6,997,157
TOTAL COMMON STOCKS (Cost $101,194,906)		116,236,583
REAL ESTATE INVESTMENT TRUSTS - 2.6%
Realty Income Corp.	54,282	3,222,723
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,062,906)		3,222,723

	Notional Amount	Contracts
PURCHASED OPTIONS - 2.3%
Put Options - 2.3%(b)(c)
CBOE S&P 500 Index, Expiration: 11/05/2024; Exercise Price: $5,785.00	$ 114,109,000	200	1,684,000
CBOE S&P 500 Index, Expiration: 11/13/2024; Exercise Price: $5,720.00	71,318,125	125	1,143,750
TOTAL PURCHASED OPTIONS (Cost $1,044,681)			2,827,750

	Shares
SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
First American Government Obligations Fund - Class X, 4.78%(d)	3,200,692	3,200,692
TOTAL SHORT-TERM INVESTMENTS (Cost $3,200,692)		3,200,692
TOTAL INVESTMENTS - 102.4% (Cost $108,503,185)		$125,487,748
Liabilities in Excess of Other Assets - (2.4)%		(2,915,719)
TOTAL NET ASSETS - 100.0%		$122,572,029

The accompanying notes are an integral part of these financial statements.

2

Core Alternative ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
CBOE – Chicago Board Options Exchange
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$116,236,583	$—	$ —	$116,236,583
Real Estate Investment Trusts	3,222,723	—	—	3,222,723
Purchased Options	—	2,827,750	—	2,827,750
Money Market Funds	3,200,692	—	—	3,200,692
Total Investments	$122,659,998	$2,827,750	$—	$ 125,487,748

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

3

Core Alternative ETF
Statement of Assets and Liabilities
October 31, 2024 (Unaudited)

ASSETS:
Investments, at value	$125,487,748
Dividends receivable	84,152
Interest receivable	8,949
Dividend tax reclaims receivable	3,291
Total assets	125,584,140
LIABILITIES:
Due to broker	2,879,532
Payable to adviser	112,710
Interest payable	19,869
Total liabilities	3,012,111
NET ASSETS	$122,572,029
Net Assets Consists of:
Paid-in capital	$268,277,402
Total accumulated losses	(145,705,373)
Total net assets	$122,572,029
Net assets	$122,572,029
Shares issued and outstanding(a)	4,600,002
Net asset value per share	$26.65
Cost:
Investments, at cost	$108,503,185

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

Core Alternative ETF
Statement of Operations
For the Period Ended October 31, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,546,773
Less: Dividend withholding taxes	(3,566)
Less: Issuance fees	(198)
Interest income	44,875
Total investment income	1,587,884
EXPENSES:
Investment advisory fee	763,574
Interest expense	196,744
Total expenses	960,318
Net investment income	627,566
REALIZED AND UNREALIZED GAIN
Net realized loss from:
Investments	(3,261,396)
Net realized loss	(3,261,396)
Net change in unrealized appreciation/(depreciation) on:
Investments	4,769,834
Net change in unrealized appreciation/(depreciation)	4,769,834
Net realized and unrealized gain	1,508,438
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,136,004

The accompanying notes are an integral part of these financial statements.

5

Core Alternative ETF
Statements of Changes in Net Assets

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$627,566	$3,700,252
Net realized loss	(3,261,396)	(24,745,045)
Net change in unrealized appreciation/(depreciation)	4,769,834	(13,971,382)
Net increase/(decrease) in net assets from operations	2,136,004	(35,016,175)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(676,390)	(3,695,963)
Total distributions to shareholders	(676,390)	(3,695,963)
CAPITAL TRANSACTIONS:
Creations	9,253,261	34,417,047
Redemptions	(58,980,297)	(319,209,372)
Net decrease in net assets from capital transactions	(49,727,036)	(284,792,325)
Net decrease in net assets	(48,267,422)	(323,504,463)
NET ASSETS:
Beginning of the period	170,839,451	494,343,914
End of the period	$122,572,029	$170,839,451
SHARES TRANSACTIONS
Creations	350,000	1,270,000
Redemptions	(2,250,000)	(11,600,000)
Total decrease in shares outstanding	(1,900,000)	(10,330,000)

The accompanying notes are an integral part of these financial statements.

6

Core Alternative ETF
Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$26.28	$29.37	$30.47	$29.44	$28.77	$26.98
INVESTMENT OPERATIONS:
Net investment income(a)	0.11	0.32	0.33	0.31	0.41	0.39
Net realized and unrealized gain (loss) on investments	0.39	(3.08)	(1.10)	1.07	0.65	1.74
Total from investment operations	0.50	(2.76)	(0.77)	1.38	1.06	2.13
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.33)	(0.33)	(0.35)	(0.39)	(0.34)
Return of capital	—	—	(0.00)(b)	(0.00)(b)	—	—
Total distributions	(0.13)	(0.33)	(0.33)	(0.35)	(0.39)	(0.34)
Net asset value, end of period	$26.65	$26.28	$29.37	$30.47	$29.44	$28.77
Total return(c)	1.87%	−9.42%	−2.55%	4.63%	3.83%	7.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$122,572	$170,839	$49,434	$303,177	$169,276	$135,219
Ratio of expenses to average net assets:	1.32%	1.18%	1.07%	1.07%	1.07%	1.09%
Ratio of interest expense to average net assets(d)	0.27%	0.13%	0.02%	0.02%	0.02%	0.04%
Ratio of operational expenses to average net assets excluding interest expense(d)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets(d)	0.86%	1.14%	1.08%	1.02%	1.44%	1.42%
Portfolio turnover rate(c)(e)	5%	10%	19%	7%	8%	10%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

7

Core Alternative ETF
Notes to Financial Statements
October 31, 2024 (Unaudited)
1. ORGANIZATION
Core Alternative ETF (the “Fund”) is a diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve capital appreciation and capital preservation with a low correlation to the broader U.S. equity market. The Fund uses a combination of several strategies to produce capital appreciation while reducing risk exposure across market conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions. The net asset value (“NAV”) per share of the Fund is equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement. In calculating the NAV, the Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at Core Alternative Capital, LLC (“Core Alternative” or the “Adviser”), the Fund’s Investment Adviser as the valuation designee of the Fund. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Fund’s investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and

8

Core Alternative ETF
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)
level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedule of Investments for a summary of the valuations as of October 31, 2024 for the Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call or put option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income. Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Dividends received on investments that represent a return of capital are classified as a reduction of cost of investments.
Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual

9

Core Alternative ETF
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)
character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions. The Fund is treated as a separate entity for Federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from net investment income, if any, quarterly, and distributes its net capital gains, if any, to shareholders at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2024, the Fund’s most recent fiscal year end, the Fund had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of April 30, 2024, the Fund’s most recent fiscal year end, the Fund had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund recognized no interest or penalties related to uncertain tax benefits in the 2024 fiscal year. At April 30, 2024, the Fund’s most recent fiscal year end, the tax periods for the prior three years are open to examination in the Fund’s major tax jurisdiction.
Indemnification. In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser expects the risk of loss to be remote.
Derivatives. The Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, the Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. Cash deposits held by the counterparty associated with the Fund’s purchased and written options are presented as deposits at broker on the Statement of Assets and Liabilities. In cases where additional cash is required to be sent to the broker for option transactions, this is presented as due to broker on the Statement of Assets and Liabilities. The Fund’s deposits are monitored by the Investment Adviser and counterparty.

10

Core Alternative ETF
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)
The Fund invests in derivatives in order to protect against a possible decline in the market value of the securities in its portfolio, to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future and as a means of increasing the yield on its assets. The Fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Fund maintains minimal counterparty risk through contracts bought or sold on an exchange. As of October 31, 2024, the Fund’s derivative instruments are not subject to a master netting arrangement.
The average monthly value outstanding of purchased and written options during the period ended October 31, 2024, were as follows:

Purchased Options	$1,392,240
Written Options	—

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Assets and Liabilities as of October 31, 2024:

Equity Risk Contracts	Asset Derivatives, Investments, at value	Liability Derivatives, Written options, at value
Purchased Options	$2,827,750	$—
Written Options	—	—
	$2,827,750	$—

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the period ended October 31, 2024:

	Net Realized Gain (Loss)		Change in Unrealized Appreciation/Depreciation
	Purchased Options	Written Options	Purchased Options	Written Options
Equity Risk Contracts	$(9,285,344)	$—	$(78,207)	$—

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement. The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and Core Alternative, the Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 1.05% of the Fund’s average daily net assets. Core Alternative has agreed to pay all expenses of the Fund except the fee paid to Core Alternative under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and

11

Core Alternative ETF
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)
sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Distribution Agreement and 12b-1 Plan. Quasar Distributors, LLC (“Quasar” or, the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, serves as the Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.
Administrator, Custodian and Transfer Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Fund pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee. Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Transaction Fee charged by the Fund for each creation order is $500.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all-cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Fund are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will

12

Core Alternative ETF
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)
be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Fund and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such authorized participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Fund or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Ordinary Income(1)	Return of Capital
Period ended October 31, 2024	$676,390	$—
Year ended April 30, 2024	3,695,963	—

(1)	Ordinary Income may include short-term capital gains.
At April 30, 2024, the Fund’s most recent fiscal year end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

Federal Tax Cost of Investments	$160,790,852
Gross Tax Unrealized Appreciation	$18,821,054
Gross Tax Unrealized Depreciation	(9,990,077)
Net Tax Unrealized Appreciation (Depreciation)	8,830,977
Undistributed Ordinary Income	4,289
Other Accumulated Gain (Loss)	(156,000,253)
Distributable Earnings/(Accumulated Losses)	$(147,164,987)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and mark-to-market of Section 1256 contracts.
Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses and post-October losses are determined only at the end of each fiscal year. The Fund did not defer any late year losses for the fiscal year ended April 30, 2024. At April 30, 2024, the Fund’s most recent fiscal year end, the Fund had short-term capital losses of $61,831,577 and long-term capital losses of $94,168,676 remaining which will be carried forward indefinitely to offset future realized capital gains.
6. INVESTMENT TRANSACTIONS
During the period ended October 31, 2024, the Fund realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statement of Operations is as follows:

	Realized Gains	Realized Losses
Core Alternative ETF	$9,828,687	$(1,499,447)

13

Core Alternative ETF
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)
Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended October 31, 2024, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Core Alternative ETF	$6,514,693	$16,414,526	$8,960,785	$56,470,213

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks”.
8. SUBSEQUENT EVENTS
On December 17, 2024, the Fund declared a distribution to shareholders of record on December 18, 2024 as follows:

Ordinary Income Rate	Ordinary Income Distribution Paid
$0.055	$226,869

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Fund’s financial statements.

14

Core Alternative ETF
Board Consideration and Approval of Continuation of Advisory Agreement
(Unaudited)
At meetings held on May 31, 2024 (the “May Meeting”) and June 4, 2024 (the “June Meeting” and together with the May Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Agreement”) between Core Alternative Capital, LLC (the “Adviser”) and the Trust, on behalf of Core Alternative ETF (the “Fund”).
Pursuant to Section 15 of the 1940 Act, the continuation of the Agreement after its initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed a wide variety of information provided by, the Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the June Meeting representatives from the Adviser provided the Board with an overview of its advisory business, including information about its investment personnel, financial resources, experience, investment processes, quality control and compliance program. The representatives discussed the services provided to the Fund by the Adviser, as well as the Fund’s fees and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the Adviser’s presentation and the materials it received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreement. The Board also considered the information about the Fund and the Adviser provided over the course of the prior year. The Board deliberated on the approval of the Agreement for an additional one-year period in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory arrangement and the Independent Trustees’ responsibilities relating thereto.
At the June Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser from the relationship with Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives and strategies; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with its shareholders; (vi) any fall-out benefits derived by the Adviser from the relationship with the Fund; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangement and the renewal of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past and current reports from the Trust’s Chief Compliance Officer regarding her review of the Adviser’s compliance infrastructure. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as responses from the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s personnel, the firm’s cybersecurity policy, and the services to be provided by the Adviser. The Board also considered employee turnover, noting the Adviser was seeking to add additional staff in the near future.
In addition to the Adviser’s responsibilities with respect to implementing the Fund’s investment program, the Board also considered other services currently provided by the Adviser to the Fund, such as monitoring adherence to the Fund’s investment restrictions, compliance with various policies and procedures and with applicable securities regulations, and the extent to which the Fund achieved its investment objective.
Historical Performance. The Board next considered the Fund’s performance. The Board observed that information regarding the Fund’s past investment performance, for periods ended March 31, 2024, had been included in the Materials. The Board noted that it had been provide with the Barrington Report, which compared the performance results of the Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable to the Fund

15

Core Alternative ETF
Board Consideration and Approval of Continuation of Advisory Agreement
(Unaudited)(Continued)
(the “Peer Group”), as well as with funds in the Fund’s respective Morningstar category (the “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided performance results for the Selected Peer Group.
The Board noted that, for each of the one-year, three-year and since inception periods ended March 31, 2024, the Fund underperformed its broad-based benchmark, the S&P 500 Index. The Board also noted that, for each of the one-year, three-year and five-year periods ended March 31, 2024, the Fund underperformed the median return of its Peer Group and Category Peer Group. The Board also noted that the Fund underperformed the range of returns of the Selected Peer Group for the same periods. The Board made note of the fact that the funds in the Selected Peer Group fell under the general umbrella of “alternative” through their use of various investment strategies and non-traditional assets that do not precisely align with the Fund. The Board considered the Adviser’s explanation of the Fund’s underperformance, noting that the Fund’s strategy is not built for recent market conditions and that the Adviser was confident in the long-term success of the Fund.
Cost of Services to be Provided and Profitability. The Board reviewed and compared the management fee for the Fund with those if its Peer Group as shown in the Barrington Report, as well as its Selected Peer Group.
The Board took into consideration that the Adviser charges a “unitary fee,” meaning the Fund pays no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser is responsible for compensating the Fund’s other service providers and, with the exception of the expenses noted above, paying the Fund’s other operating expenses out of its own fee and resources. The Board also evaluated whether the Adviser received any other compensation or fall-out benefits from its relationship with the Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund.
The Board noted that the management fee for the Fund was higher than the average and median of its Peer Group, but within the range of the Selected Peer Group. The Board discussed the Fund’s performance in comparison to its management fee and agreed to continue to monitor the Fund closely.
Economies of Scale. The Board noted that it is not yet evident whether the Fund has reached the size at which it has begun to realize economies of scale. However, the Board further determined that, based on the amount and structure of the Fund’s unitary fee, any such economies of scale would be shared with the Fund’s respective shareholders. The Board stated that it would monitor fees as the Fund grows and consider whether fee breakpoints may be warranted in the future.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreement, including the compensation payable under the Agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Agreement was in the best interests of the Fund and its shareholders.

16

Core Alternative ETF
Supplemental Information
October 31, 2024 (Unaudited)
Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the prospectus for the Fund may be obtained without charge by writing to the Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-800-617-0004, or by visiting the Fund’s website at www.corealtfunds.com.
QUARTERLY PORTFOLIO HOLDING INFORMATION
The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
PROXY VOTING INFORMATION
The Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, by calling toll-free 1-800-617-0004, and on the SEC’s website at www.sec.gov.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available without charge, on the Fund’s website at www.corealtfunds.com
Tax Information
The Fund designated 100.00% of its ordinary income distribution for the year ended April 30, 2024, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
For the year ended April 30, 2024, 100.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

17

Investment Adviser:
Core Alternative Capital, LLC
3930 East Jones Bridge Road, Suite 380
Peachtree Corners, GA 30092
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103
Distributor:
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202
Administrator, Fund Accountant & Transfer Agent:
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202
Custodian:
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
This information must be preceded or accompanied by a current prospectus for the Fund.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except those specified in the Funds’ Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent SAI.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	1/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	1/8/2025

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	1/8/2025

* Print the name and title of each signing officer under his or her signature.